(As filed copy)
Form 4-2
(Translation)

COVER PAGE

Filing Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT (for NAV Sale)

This Securities Registration Statement is Filed	Director-General of Kanto Local Finance
with:	Bureau

Filing Date:	August 31, 2006

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM HIGH YIELD ADVANTAGE FUND
Sale of Foreign Investment Fund Securities:

Type and Aggregate Amount of Foreign	Up to 300 million Class M Shares
Investment Fund Securities to be Publicly	Up to the total amount obtained by aggregating
Offered or Sold:	the respective net asset value per Class M
Share in respect of 300 million Class M Shares
(The maximum amount expected to be sold is
1,809 million U.S. dollars (¥208,469 million))

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥115.24 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 2006.

Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2006 (U.S.$6.03) by 300 million Class M
Shares for convenience.

Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

A06662154/1.0/31 Aug 2006

I.	REASON	FOR	FILING	THIS	AMENDMENT	TO	SECURITIES
REGISTRATION STATEMENT

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on May 8, 2006 to reflect the information set out in the Semi-annual Report of the Fund filed today and other additional information.

The latest exchange rates are used in this statement to translate the amended amounts of foreign currencies and as such, are different from those exchange rates used in prior amendments.

II. CONTENTS OF THE AMENDMENTS

PART I. INFORMATION CONCERNING SECURITIES

The following information of the Original SRS shall be replaced with the information under the [After Amendment] section. The revised parts are marked with underline.

[Before Amendment]

(12) MISCELLANEOUS:

D. Performance Information:

(Omitted)

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charge. The Fund's performance is compared to the JP Morgan Developed High Yield Index, an unmanaged index of high-yield fixed-income securities issued in developed markets. The Fund’s performance was previously compared to the JP Morgan Global High-Yield Index, an unmanaged index of global high-yield fixed-income securities. This index was replaced by the JP Morgan Developed High Yield Index, which is more representative of the types of securities generally held by the Fund. The average annual total returns of the JP Morgan Developed High-Yield Index for the 1-year, 5-year and 10-year periods ended 12/31/05 were 3.07%, 9.57% and 7.03%, respectively.

[After Amendment]

(12) MISCELLANEOUS:

D. Performance Information:

(Omitted)

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales

A06662154/1.0/31 Aug 2006

charge. The Fund's performance is compared to the JP Morgan Developed High Yield Index, an unmanaged index of high-yield fixed-income securities issued in developed markets. The Fund’s performance was previously compared to the JP Morgan Global High-Yield Index, an unmanaged index of global high-yield fixed-income securities. This index was replaced by the JP Morgan Developed High Yield Index, which is more representative of the types of securities generally held by the Fund. The average annual total returns of the JP Morgan Global High-Yield Index for the 1-year, 5-year and 10-year periods ended 12/31/05 were 3.07%, 9.57% and 7.03%, respectively.

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(2) Structure of the Fund:

D. Putnam Investment Management, LLC (Investment Management Company)

[Before Amendment]

(e) Amount of Capital Stock (as of February 28, 2006)

(i) Amount of Capital:

$77,832,148

[After Amendment]

(e) Amount of Capital Stock (as of June 30, 2006)

(ii) Amount of Capital: $85,610,142* * Unaudited

5 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio:

Relevant information in the Original SRS shall be updated as follows:

A06662154/1.0/31 Aug 2006

		(As of the end of June 30, 2006)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds
	United States	$664,364,531	78.45%
	Canada	30,110,193	3.56%
	United Kingdom	8,399,142	0.99%
	France	8,021,199	0.95%
	Bermuda	5,331,751	0.63%
	Ireland	4,695,111	0.55%
	Cayman Islands	4,047,083	0.48%
	Germany	2,562,076	0.30%
	Netherlands	2,295,048	0.27%
	Luxembourg	2,002,078	0.24%
	Jamaica	1,395,075	0.16%
	Singapore	413,763	0.05%
	Denmark	390,450	0.05%

Sub-total		734,027,500	86.68%

Asset Backed
	Cayman Islands	34,039,708	4.02%
	United States	166,185	0.02%

Sub-total		34,205,893	4.04%

Senior Loans
	United States	21,774,358	2.57%
	United Kingdom	1,868,070	0.22%

Sub-total		23,642,428	2.79%

Convertible Bonds
	United States	6,676,363	0.79%

Sub-total		6,676,363	0.79%

Collateralized mortgage obligations
	United States	5,568,039	0.66%

Sub-total		5,568,039	0.66%

Foreign Government Bonds
	Argentina	1,831,407	0.22%
	Philippines	284,325	0.03%

Sub-total		2,115,732	0.25%

Short-term

	United States	35,718,198	4.22%

Sub-total		35,718,198	4.22%

Cash, Deposit and Other Assets

(After deduction of liabilities)		4,879,421	0.58%

Total		$846,833,574	100%
(Net Asset Value)	JPY	97,589,101,068

Note 1:	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2:	The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 115.24 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on
June 30, 2006 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

A06662154/1.0/31 Aug 2006

Note 3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(3) Results of Past Operations:

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2006 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

	2005 End of July	477,920	55,076	6.12	705
	August	468,484	53,988	6.12	705
	September	452,278	52,121	6.04	696
	October	436,879	50,346	5.95	686
	November	430,521	49,613	5.98	689
	December	424,282	48,894	5.99	690
2006 End of January		423,694	48,826	6.02	694
	February	417,827	48,150	6.03	695
	March	406,407	46,834	6.02	694
	April	397,912	45,855	6.04	696
	May	392,251	45,203	6.02	694
	June	382,801	44,114	6.02	694

B.	Record of Distributions Paid (Class M Shares)

	July 1, 2005 - June 30, 2006			$0.41 (¥47)

Record of distribution paid from July 2005 to June 2006 and Net Asset Value per Share as of each ex-dividend date as follows:

A06662154/1.0/31 Aug 2006

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

15-Jul-2005	0.033	3.80	6.10		703
17-Aug-2005	0.033	3.80	6.08		701
16-Sep-2005	0.033	3.80	6.08		701
17-Oct-2005	0.033	3.80	5.95		686
16-Nov-2005	0.033	3.80	5.93		683
16-Dec-2005	0.046	5.30	5.96		687
17-Jan-2006	0.033	3.80	5.99		690
16-Feb-2006	0.033	3.80	6.00		691
17-Mar-2006	0.033	3.80	6.00		691
17-Apr-2006	0.033	3.80	6.00		691
17-May-2006	0.033	3.80	6.00		691
16-Jun-2006	0.033	3.80	5.95		686

C. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2006 is as follows:

2005 End of July	1.54%

August	0.54%

September	-0.77%

October	-0.94%

November	1.06%

December	0.94%

2006 End of January	1.05%

February	0.72%

March	0.38%

April	0.88%

May	0.22%

June	0.55%

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

A06662154/1.0/31 Aug 2006

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II FINANCIAL HIGHLIGHTS

Translation of an excerpt from the unaudited semi-annual accounts of the Fund will be attached to the Japanese Semi-annual Report.

PART III	DETAILED INFORMATION CONCERNING THE FUND
III	MANAGEMENT AND ADMINISTRATION
1	Outline of Management of Assets, etc.

(5) Miscellaneous

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation

(Omitted)

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

[After Amendment]

Regulatory matters and litigation

(Omitted)

A06662154/1.0/31 Aug 2006

In March 2006, the Fund received $70,966 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in fees waived and reimbursed by manager or affiliate on the statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on the Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the Fund.

IV FINANCIAL CONDITIONS OF THE FUND

Translation of the unaudited semi-annual accounts of the Fund will be attached to the Japanese Semi-annual Report.

V RECORD OF SALES AND REPURCHASES (Class M Shares)

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one year period up to and including the end of June, 2006 and number of outstanding shares of the Fund as of June 30, 2006 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	1,792,993	17,856,020	63,580,532
(In Japan)	(1,599,910)	(17,387,636)	(61,933,799)

PART IV. SPECIAL INFORMATION

I OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATION

Relevant information in the Original SRS shall be updated as follows:

A06662154/1.0/31 Aug 2006

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 30, 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $118 billion):

		(as of June 30, 2006)

Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	12	$4,348.51
		(501.1 billion yen)

U.S. Open End Balanced	13	$32,884.09 (3,789.6 billion yen)

U.S. Open End Bond	32	$26,601.10 (3,065.5 billion yen)

U.S. Open End Equity	51	$54,629.83 (6,295.5 billion yen)

Total	108	$118,463.54 (13,651.7 billion yen)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Translation of the unaudited semi-annual accounts will be attached to the Japanese Semi-annual Report.

5 MISCELLANEOUS

(5) Litigation, etc.:

[Before Amendment]

Regulatory matters and litigation

(Omitted)

Putnam Investments has recorded a charge of $30 million for the estimated cost, excluding interest, that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the

A06662154/1.0/31 Aug 2006

plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

[After Amendment]

Regulatory matters and litigation

(Omitted)

In March 2006, the Fund received $70,966 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in fees waived and reimbursed by manager or affiliate on the statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on the Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the Fund.

A06662154/1.0/31 Aug 2006

(As filed copy)
Form 10-2
(Translation)
COVER PAGE
Filing Document:	SEMI-ANNUAL REPORT
This Semi-Annual Report is Filed with:	Director-General of Kanto Local Finance
Bureau
Filing Date:	August 31, 2006
Accounting Period:	During the Twelfth Term
(From December 1, 2005 to May 31, 2006)
Name of the Fund:	PUTNAM HIGH YIELD ADVANTAGE FUND
Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND
Name and Official Title of Representative of	Charles E. Porter
Trustees:
Executive Vice President, Associate Treasurer
and Principal Executive Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005
Phone Number:	03-6212-1200
Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

A06480459/2.0/31 Aug 2006

1.	STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1)	Diversification of Investment Portfolio

		(As of the end of June 30, 2006)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds
	United States	$664,364,531	78.45%
	Canada	30,110,193	3.56%
	United Kingdom	8,399,142	0.99%
	France	8,021,199	0.95%
	Bermuda	5,331,751	0.63%
	Ireland	4,695,111	0.55%
	Cayman Islands	4,047,083	0.48%
	Germany	2,562,076	0.30%
	Netherlands	2,295,048	0.27%
	Luxembourg	2,002,078	0.24%
	Jamaica	1,395,075	0.16%
	Singapore	413,763	0.05%
	Denmark	390,450	0.05%

Sub-total		734,027,500	86.68%

Asset Backed
	Cayman Islands	34,039,708	4.02%
	United States	166,185	0.02%

Sub-total		34,205,893	4.04%

Senior Loans
	United States	21,774,358	2.57%
	United Kingdom	1,868,070	0.22%

Sub-total		23,642,428	2.79%

Convertible Bonds
	United States	6,676,363	0.79%

Sub-total		6,676,363	0.79%

Collateralized mortgage obligations
	United States	5,568,039	0.66%

Sub-total		5,568,039	0.66%

Foreign Government Bonds
	Argentina	1,831,407	0.22%
	Philippines	284,325	0.03%

Sub-total		2,115,732	0.25%

Short-term

	United States	35,718,198	4.22%

Sub-total		35,718,198	4.22%

Cash, Deposit and Other Assets

(After deduction of liabilities)		4,879,421	0.58%

Total		$846,833,574	100%
(Net Asset Value)	JPY	97,589,101,068

A06480459/2.0/31 Aug 2006

1

Note 1:	Investment ratio is calculated by dividing each asset at its market value by the total Net
Asset Value of the Fund. The same applies hereinafter.

Note 2:	The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 115.24 for one
U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on June 30, 2006 quoted by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. The same applies hereinafter.

Note 3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary.
As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2006 is as follows

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2005 End of July	477,920	55,076	6.12	705
August	468,484	53,988	6.12	705
September	452,278	52,121	6.04	696
October	436,879	50,346	5.95	686
November	430,521	49,613	5.98	689
December	424,282	48,894	5.99	690
2006 End of January	423,694	48,826	6.02	694
February	417,827	48,150	6.03	695
March	406,407	46,834	6.02	694
April	397,912	45,855	6.04	696
May	392,251	45,203	6.02	694
June	382,801	44,114	6.02	694

A06480459/2.0/31 Aug 2006

2

b. Record of Distributions Paid (Class M Shares)

July 1, 2005 - June 30, 2006 $0.41 (¥47)

Record of distribution paid from July 2005 to June 2006 and Net Asset Value per Share as of each ex-dividend date as follows:

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

15-Jul-2005	0.033	3.80	6.10		703
17-Aug-2005	0.033	3.80	6.08		701
16-Sep-2005	0.033	3.80	6.08		701
17-Oct-2005	0.033	3.80	5.95		686
16-Nov-2005	0.033	3.80	5.93		683
16-Dec-2005	0.046	5.30	5.96		687
17-Jan-2006	0.033	3.80	5.99		690
16-Feb-2006	0.033	3.80	6.00		691
17-Mar-2006	0.033	3.80	6.00		691
17-Apr-2006	0.033	3.80	6.00		691
17-May-2006	0.033	3.80	6.00		691
16-Jun-2006	0.033	3.80	5.95		686

c. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2006 is as follows:

2005 End of July	1.54%

August	0.54%

September	-0.77%

October	-0.94%

November	1.06%

December	0.94%

2006 End of January	1.05%

February	0.72%

March	0.38%

April	0.88%

May	0.22%

June	0.55%

A06480459/2.0/31 Aug 2006

3

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

2. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited Semi-annual Accounts will be attached to the Japanese Semi-annual Report.

3. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of June, 2006 and number of outstanding shares of the Fund as of June 30, 2006 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	1,792,993	17,856,020	63,580,532
(In Japan)	(1,599,910)	(17,387,636)	(61,933,799)

4. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock (as of June 30, 2006)

1. Total amount of members' equity: $85,610,142* * Unaudited

2. Number of authorized shares:

N/A

A06480459/2.0/31 Aug 2006

4

3. Number of outstanding shares:

N/A

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 30, 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $118 billion):

		(as of June 30, 2006)

Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	12	$4,348.51 (501.1 billion yen)

U.S. Open End Balanced	13	$32,884.09 (3,789.6 billion yen)

U.S. Open End Bond	32	$26,601.10 (3,065.5 billion yen)

U.S. Open End Equity	51	$54,629.83 (6,295.5 billion yen)

Total	108	$118,463.54 (13,651.7 billion yen)

(3) Miscellaneous

Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its

A06480459/2.0/31 Aug 2006

5

ability to provide investment management services to its clients, including the Putnam funds.

In March 2006, the Fund received $70,966 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in fees waived and reimbursed by manager or affiliate on the statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on the Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the Fund.

5. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Translation of unaudited Semi-annual Accounts of Putnam Investment Management LLC will be attached to the Japanese Semi-annual Report.

A06480459/2.0/31 Aug 2006

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